Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 2.5%
44,283	(1)	Altice USA, Inc.	$1,270,037	0.3
39,044	(1)	AMC Networks, Inc.	1,919,403	0.4
64,507		Cinemark Holdings, Inc.	2,492,551	0.5
41,806	(1)	Live Nation Entertainment, Inc.	2,773,410	0.5
16,508		Meredith Corp.	605,183	0.1
17,234		Sinclair Broadcast Group, Inc.	736,581	0.1
61,258		Telephone & Data Systems, Inc.	1,580,456	0.3
18,599	(2)	World Wrestling Entertainment, Inc.	1,323,319	0.3
			12,700,940	2.5

		Consumer Discretionary: 13.0%
22,327		Aarons, Inc.	1,434,733	0.3
33,442	(1)	Adtalem Global Education, Inc.	1,273,806	0.3
104,232		American Eagle Outfitters, Inc.	1,690,643	0.3
742	(1)	Autozone, Inc.	804,788	0.2
58,059	(2)	Bed Bath & Beyond, Inc.	617,748	0.1
29,172		Boyd Gaming Corp.	698,669	0.1
53,587		Brinker International, Inc.	2,286,557	0.5
62,382		Brunswick Corp.	3,251,350	0.6
50,876	(1)	Caesars Entertainment Corp.	593,214	0.1
14,610		Cheesecake Factory	608,945	0.1
3,120	(2)	Cracker Barrel Old Country Store, Inc.	507,468	0.1
160,361		Dana, Inc.	2,315,613	0.5
12,791		Darden Restaurants, Inc.	1,512,152	0.3
23,502	(1)	Deckers Outdoor Corp.	3,463,255	0.7
54,863		Delphi Technologies PLC	735,164	0.2
43,270		Dick's Sporting Goods, Inc.	1,765,849	0.3
19,280		Domino's Pizza, Inc.	4,715,695	0.9
18,405	(1)	Eldorado Resorts, Inc.	733,807	0.1
39,824	(1)	Etsy, Inc.	2,250,056	0.4
4,256		Expedia Group, Inc.	572,049	0.1
17,322	(1)	Five Below, Inc.	2,184,304	0.4
87,896		Gentex Corp.	2,420,216	0.5
13,511	(1)	Helen of Troy Ltd.	2,130,144	0.4
16,693		Jack in the Box, Inc.	1,521,066	0.3
80,426		KB Home	2,734,484	0.5
9,315		Lear Corp.	1,098,239	0.2
33,090	(1)	Norwegian Cruise Line Holdings Ltd.	1,713,069	0.3
905	(1)	NVR, Inc.	3,364,202	0.7
10,164	(1)	Ollie's Bargain Outlet Holdings, Inc.	596,017	0.1
62,234	(1)	Penn National Gaming, Inc.	1,159,108	0.2
2,558		Pool Corp.	515,949	0.1
21,713		Pulte Group, Inc.	793,610	0.2
10,003		Ralph Lauren Corp.	954,986	0.2
47,451	(1)	Sally Beauty Holdings, Inc.	706,545	0.1
107,181		Service Corp. International	5,124,324	1.0
11,574		Six Flags Entertainment Corp.	587,843	0.1
39,813	(1)	Skechers USA, Inc.	1,487,016	0.3
38,143		Toll Brothers, Inc.	1,565,770	0.3
25,425		Wendy's Company	507,992	0.1
14,471		Williams-Sonoma, Inc.	983,739	0.2
66,091		Wyndham Destinations, Inc.	3,041,508	0.6
			67,021,692	13.0

		Consumer Staples: 2.5%
20,213		Church & Dwight Co., Inc.	1,520,826	0.3
6,144		Hershey Co.	952,259	0.2
31,870		Ingredion, Inc.	2,605,054	0.5
41,641		Nu Skin Enterprises, Inc.	1,770,992	0.3
32,582	(1)	Pilgrim's Pride Corp.	1,044,090	0.2
37,025	(1)	Post Holdings, Inc.	3,918,726	0.8
14,518		Tyson Foods, Inc.	1,250,580	0.2
			13,062,527	2.5

		Energy: 2.0%
25,998	(1)	Apergy Corp.	703,246	0.1
160,399		EQT Corp.	1,706,645	0.3
24,871		HollyFrontier Corp.	1,334,081	0.3
124,426		Patterson-UTI Energy, Inc.	1,063,842	0.2
76,159		PBF Energy, Inc.	2,070,763	0.4
553,769	(1)	Southwestern Energy Co.	1,068,774	0.2
34,108		World Fuel Services Corp.	1,362,274	0.3
76,063	(1)	WPX Energy, Inc.	805,507	0.2
			10,115,132	2.0

		Financials: 16.4%
906	(1)	Alleghany Corp.	722,771	0.1
38,734		Ally Financial, Inc.	1,284,420	0.2
17,332		American Financial Group, Inc.	1,869,256	0.4
13,065		Ameriprise Financial, Inc.	1,921,862	0.4
31,885	(1)	Athene Holding Ltd.	1,341,083	0.3
36,640		AXA Equitable Holdings, Inc.	811,942	0.2
78,211		Bank OZK	2,132,814	0.4
17,692	(1)	Brighthouse Financial, Inc.	715,995	0.1
15,113		Brown & Brown, Inc.	544,975	0.1
71,559		Cathay General Bancorp.	2,485,602	0.5
43,984		Citizens Financial Group, Inc.	1,555,714	0.3
26,538		Comerica, Inc.	1,751,243	0.3
18,261		Discover Financial Services	1,480,785	0.3
31,852		E*Trade Financial Corp.	1,391,614	0.3
80,535		East West Bancorp, Inc.	3,566,895	0.7
34,236		Evercore, Inc.	2,742,304	0.5
8,567		Factset Research Systems, Inc.	2,081,524	0.4
66,422		First American Financial Corp.	3,919,562	0.8
71,676		Hancock Whitney Corp.	2,744,832	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
17,917		Hanover Insurance Group, Inc.	$2,428,470	0.5
31,497		Hartford Financial Services Group, Inc.	1,909,033	0.4
16,519		Kemper Corp.	1,287,656	0.2
17,886		LPL Financial Holdings, Inc.	1,464,863	0.3
132,343		MGIC Investment Corp.	1,664,875	0.3
191,473		Navient Corp.	2,450,854	0.5
195,246		Old Republic International Corp.	4,601,948	0.9
33,701		Popular, Inc.	1,822,550	0.4
31,408		Primerica, Inc.	3,996,040	0.8
28,444		Reinsurance Group of America, Inc.	4,547,627	0.9
2,785		RenaissanceRe Holdings Ltd.	538,758	0.1
10,527		Selective Insurance Group	791,525	0.2
25,644		Signature Bank	3,057,278	0.6
193,055		SLM Corp.	1,703,710	0.3
38,791		Sterling Bancorp	778,148	0.1
43,903		Stifel Financial Corp.	2,519,154	0.5
31,938		Synchrony Financial	1,088,766	0.2
95,537		Synovus Financial Corp.	3,416,403	0.7
37,885		Unum Group	1,125,942	0.2
60,523		Webster Financial Corp.	2,836,713	0.5
48,488		Wintrust Financial Corp.	3,133,780	0.6
9,180		WR Berkley Corp.	663,071	0.1
37,052		Zions Bancorp NA	1,649,555	0.3
			84,541,912	16.4

		Health Care: 9.7%
16,898	(1)	Amedisys, Inc.	2,213,807	0.4
6,873		AmerisourceBergen Corp.	565,854	0.1
4,763	(1)	Bio-Rad Laboratories, Inc.	1,584,841	0.3
3,747		Bio-Techne Corp.	733,175	0.1
38,362		Bruker Corp.	1,685,243	0.3
10,957		Cardinal Health, Inc.	517,061	0.1
12,170	(1)	Catalent, Inc.	580,022	0.1
11,778	(1)	Centene Corp.	509,516	0.1
28,401	(1)	Charles River Laboratories International, Inc.	3,759,440	0.7
9,452		Chemed Corp.	3,946,872	0.8
60,908		Encompass Health Corp.	3,854,258	0.8
100,740	(1)	Exelixis, Inc.	1,781,587	0.3
23,934	(1)	Haemonetics Corp.	3,019,035	0.6
15,972	(1)	HealthEquity, Inc.	912,720	0.2
42,343		Hill-Rom Holdings, Inc.	4,455,754	0.9
2,781	(1)	Idexx Laboratories, Inc.	756,237	0.2
10,516	(1)	Ligand Pharmaceuticals, Inc.	1,046,763	0.2
31,295	(1)	Masimo Corp.	4,656,383	0.9
5,422		McKesson Corp.	740,970	0.1
20,445	(1)	Molina Healthcare, Inc.	2,243,225	0.4
24,942	(1)	PRA Health Sciences, Inc.	2,474,995	0.5
22,516	(1)	Prestige Consumer Healthcare, Inc.	781,080	0.2
12,740	(1)	Repligen Corp.	977,031	0.2
6,860	(1)	STERIS Public Ltd. Co.	991,201	0.2
32,433	(1)	Syneos Health, Inc.	1,725,760	0.3
71,272	(1)	Tenet Healthcare Corp.	1,576,537	0.3
7,939	(1)	Veeva Systems, Inc.	1,212,206	0.2
6,752		West Pharmaceutical Services, Inc.	957,569	0.2
			50,259,142	9.7

		Industrials: 15.6%
34,219	(1)	AECOM	1,285,266	0.2
21,340		AGCO Corp.	1,615,438	0.3
36,478		Allison Transmission Holdings, Inc.	1,716,290	0.3
14,386		Ametek, Inc.	1,320,922	0.3
8,244		Armstrong World Industries, Inc.	797,195	0.2
26,878	(1)	ASGN, Inc.	1,689,551	0.3
24,595	(1)	Avis Budget Group, Inc.	695,055	0.1
11,232		Brink's Co.	931,694	0.2
12,983		Carlisle Cos., Inc.	1,889,546	0.4
34,056		Crane Co.	2,745,935	0.5
33,730		Curtiss-Wright Corp.	4,363,650	0.8
42,097		Deluxe Corp.	2,069,489	0.4
42,989		EMCOR Group, Inc.	3,702,213	0.7
15,431		Graco, Inc.	710,443	0.1
67,319		Herman Miller, Inc.	3,102,733	0.6
33,827		HNI Corp.	1,200,858	0.2
22,519		Hubbell, Inc.	2,958,997	0.6
14,064		IDEX Corp.	2,304,808	0.4
19,475		Ingersoll-Rand PLC - Class A	2,399,515	0.5
23,962		Insperity, Inc.	2,363,132	0.5
43,276		ITT, Inc.	2,648,058	0.5
8,900		Landstar System, Inc.	1,001,962	0.2
3,195		Lennox International, Inc.	776,289	0.2
32,522		Manpowergroup, Inc.	2,739,653	0.5
30,186	(1)	Mastec, Inc.	1,959,977	0.4
34,041		MSC Industrial Direct Co.	2,468,994	0.5
97,245		nVent Electric PLC	2,143,280	0.4
18,491		Old Dominion Freight Line	3,142,915	0.6
35,029		Oshkosh Corp.	2,655,198	0.5
8,347		Owens Corning, Inc.	527,530	0.1
34,209		Regal Beloit Corp.	2,492,126	0.5
11,051		Ryder System, Inc.	572,110	0.1
3,323	(1)	Teledyne Technologies, Inc.	1,069,973	0.2
23,371		Tetra Tech, Inc.	2,027,668	0.4
65,352		Timken Co.	2,843,466	0.6
49,331		Toro Co.	3,615,962	0.7
15,445	(1)	United Airlines Holdings, Inc.	1,365,492	0.3
57,649		Werner Enterprises, Inc.	2,035,010	0.4
15,402	(1)	Wesco International, Inc.	735,754	0.1
26,279		Woodward, Inc.	2,833,665	0.6
14,107	(1),(2)	XPO Logistics, Inc.	1,009,638	0.2
			80,527,450	15.6

		Information Technology: 15.4%
38,565	(1)	ACI Worldwide, Inc.	1,208,049	0.2
28,601	(1)	Arrow Electronics, Inc.	2,133,063	0.4
90,852		Avnet, Inc.	4,041,551	0.8
39,226		Belden, Inc.	2,092,315	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,826		Booz Allen Hamilton Holding Corp.	$910,902	0.2
12,374	(1)	CACI International, Inc.	2,861,611	0.6
23,607	(1)	Cadence Design Systems, Inc.	1,559,951	0.3
22,499		CDK Global, Inc.	1,081,977	0.2
12,477		CDW Corp.	1,537,665	0.3
44,198	(1)	Ciena Corp.	1,733,887	0.3
48,773	(1)	Cirrus Logic, Inc.	2,613,257	0.5
15,346		Cognex Corp.	753,949	0.2
15,997	(1)	Fair Isaac Corp.	4,855,409	0.9
26,882	(1)	Fortinet, Inc.	2,063,462	0.4
54,205		Hewlett Packard Enterprise Co.	822,290	0.2
40,398		j2 Global, Inc.	3,668,946	0.7
115,383		Jabil, Inc.	4,127,250	0.8
84,027		KBR, Inc.	2,062,023	0.4
14,851		Leidos Holdings, Inc.	1,275,404	0.3
5,384		Littelfuse, Inc.	954,637	0.2
17,738		LogMeIn, Inc.	1,258,688	0.2
27,559	(1)	Lumentum Holdings, Inc.	1,476,060	0.3
9,993		Maxim Integrated Products	578,695	0.1
13,197		MAXIMUS, Inc.	1,019,600	0.2
40,994		MKS Instruments, Inc.	3,782,926	0.7
39,996	(1)	NCR Corp.	1,262,274	0.2
42,212	(1)	ON Semiconductor Corp.	810,892	0.2
82,199		Perspecta, Inc.	2,147,038	0.4
135,329		Sabre Corp.	3,030,693	0.6
41,261	(1)	Semtech Corp.	2,005,697	0.4
9,376	(1)	Silicon Laboratories, Inc.	1,044,018	0.2
11,201		SYNNEX Corp.	1,264,593	0.2
27,224	(1)	Tech Data Corp.	2,837,830	0.6
61,870		Teradyne, Inc.	3,582,892	0.7
47,310	(1)	Trimble, Inc.	1,836,101	0.4
2,351	(1)	Tyler Technologies, Inc.	617,137	0.1
4,271		Universal Display Corp.	717,101	0.1
2,701	(1)	VeriSign, Inc.	509,490	0.1
12,981	(1)	WEX, Inc.	2,623,071	0.5
38,079		Xerox Holdings Corp.	1,138,943	0.2
16,602	(1)	Zebra Technologies Corp.	3,426,155	0.7
			79,327,492	15.4

		Materials: 5.8%
10,314		Avery Dennison Corp.	1,171,361	0.2
19,166		Carpenter Technology Corp.	990,116	0.2
9,382		Celanese Corp. - Series A	1,147,325	0.2
60,277		Chemours Co.	900,538	0.2
52,328		Commercial Metals Co.	909,461	0.2
12,185		Compass Minerals International, Inc.	688,331	0.1
50,688		Domtar Corp.	1,815,137	0.3
22,924		Greif, Inc. - Class A	868,590	0.2
36,559		Huntsman Corp.	850,362	0.2
12,667	(1)	Ingevity Corp.	1,074,668	0.2
35,723		Louisiana-Pacific Corp.	878,071	0.2
27,166		Minerals Technologies, Inc.	1,442,243	0.3
31,287		Olin Corp.	585,693	0.1
8,933		Packaging Corp. of America	947,791	0.2
83,310		PolyOne Corp.	2,720,071	0.5
25,768		Reliance Steel & Aluminum Co.	2,568,039	0.5
4,003		Royal Gold, Inc.	493,210	0.1
8,677		RPM International, Inc.	597,064	0.1
5,626		Scotts Miracle-Gro Co.	572,839	0.1
25,621		Sensient Technologies Corp.	1,758,882	0.3
40,774		Sonoco Products Co.	2,373,455	0.5
122,975		Steel Dynamics, Inc.	3,664,655	0.7
33,613		Worthington Industries, Inc.	1,211,749	0.2
			30,229,651	5.8

		Real Estate: 11.0%
56,626		Alexander & Baldwin, Inc.	1,387,903	0.3
4,612		Boston Properties, Inc.	597,992	0.1
68,411		Brixmor Property Group, Inc.	1,388,059	0.3
28,399		Brookfield Property REIT, Inc.	579,056	0.1
32,393		Camden Property Trust	3,595,947	0.7
28,664	(1)	CBRE Group, Inc.	1,519,479	0.3
27,797		Columbia Property Trust, Inc.	587,907	0.1
133,136		CoreCivic, Inc.	2,300,590	0.4
93,219		Cousins Properties, Inc.	3,504,102	0.7
6,682		CyrusOne, Inc.	528,546	0.1
73,039		Douglas Emmett, Inc.	3,128,260	0.6
23,513		EastGroup Properties, Inc.	2,939,595	0.6
20,578		Equity Lifestyle Properties, Inc.	2,749,221	0.5
99,715		First Industrial Realty Trust, Inc.	3,944,725	0.8
116,570		Geo Group, Inc./The	2,021,324	0.4
78,706		Highwoods Properties, Inc.	3,537,048	0.7
19,798		Jones Lang LaSalle, Inc.	2,753,110	0.5
53,424		Lamar Advertising Co.	4,377,028	0.8
10,013		Liberty Property Trust	513,967	0.1
17,355		Life Storage, Inc.	1,829,391	0.4
26,284		Medical Properties Trust, Inc.	514,115	0.1
13,811		National Retail Properties, Inc.	778,940	0.2
12,251		Omega Healthcare Investors, Inc.	511,969	0.1
52,903		Outfront Media, Inc.	1,469,645	0.3
13,834		PS Business Parks, Inc.	2,517,096	0.5
98,034		Retail Properties of America, Inc.	1,207,779	0.2
128,597		Service Properties Trust	3,316,517	0.6
9,013		SL Green Realty Corp.	736,813	0.1
118,620	(2)	Tanger Factory Outlet Centers, Inc.	1,836,238	0.4
			56,672,362	11.0

		Utilities: 5.1%
59,154		AES Corp.	966,577	0.2
29,904		Ameren Corp.	2,393,815	0.5
12,117		Aqua America, Inc.	543,205	0.1
38,566		Idacorp, Inc.	4,345,231	0.8

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
71,590	MDU Resources Group, Inc.	$2,018,122	0.4
47,216	NorthWestern Corp.	3,543,561	0.7
38,842	NRG Energy, Inc.	1,538,143	0.3
35,566	OGE Energy Corp.	1,613,985	0.3
14,248	Pinnacle West Capital Corp.	1,383,053	0.3
62,857	PNM Resources, Inc.	3,273,593	0.6
90,140	UGI Corp.	4,531,338	0.9
		26,150,623	5.1

	Total Common Stock
	(Cost $474,070,643)	510,608,923	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.9%
314,147	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $314,167, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $320,430, due 10/10/19-05/15/45)	314,147	0.1
1,062,040	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,062,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,083,281, due 10/25/19-07/15/61)	1,062,040	0.2
1,062,040	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/19, 2.32%, due 10/01/19 (Repurchase Amount $1,062,108, collateralized by various U.S. Government Agency Obligations, 2.500%-9.000%, Market Value plus accrued interest $1,083,281, due 06/01/24-10/01/49)	1,062,040	0.2
1,062,040	(3)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,062,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,083,281, due 08/15/22-06/20/69)	$1,062,040	0.2
1,062,040	(3)	Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $1,062,111, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,083,281, due 10/02/19-11/20/48)	1,062,040	0.2
			4,562,307	0.9

	Total Short-Term Investments
	(Cost $4,562,307)		4,562,307	0.9

	Total Investments in Securities (Cost $478,632,950)		$515,171,230	99.9
	Assets in Excess of Other Liabilities		725,754	0.1
	Net Assets		$515,896,984	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$510,608,923	$–	$–	$510,608,923
Short-Term Investments	–	4,562,307	–	4,562,307
Total Investments, at fair value	$510,608,923	$4,562,307	$–	$515,171,230
Other Financial Instruments+
Futures	11,538	–	–	11,538
Total Assets	$510,620,461	$4,562,307	$–	$515,182,768

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	17	12/20/19	$3,294,600	$11,538
			$3,294,600	$11,538

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $479,368,838	.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$68,236,899
Gross Unrealized Depreciation	(32,422,969)
Net Unrealized Appreciation	$35,813,930